Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.9%
Security	Shares	Value
Aerospace & Defense — 2.4%
BAE Systems PLC	292,435	$ 7,938,715
Safran SA	13,334	4,764,120
		$ 12,702,835
Banks — 9.3%
Banco Santander SA	622,088	$ 7,942,859
Barclays PLC	1,075,222	7,176,105
BNP Paribas SA	52,985	5,729,396
Citigroup, Inc.	8,205	949,401
Grupo Financiero Banorte SAB de CV, Class O	324,910	3,662,953
HDFC Bank Ltd.	236,723	2,393,570
Huntington Bancshares, Inc.(1)	248,539	4,344,462
KBC Group NV	23,589	3,324,056
NatWest Group PLC	315,756	2,878,047
Societe Generale SA	93,447	8,188,708
Truist Financial Corp.	69,137	3,555,024
		$ 50,144,581
Beverages — 0.6%
Diageo PLC	56,146	$ 1,291,936
Pernod Ricard SA	22,162	1,981,652
		$ 3,273,588
Biotechnology — 0.8%
CSL Ltd.	33,606	$ 4,234,687
		$ 4,234,687
Broadline Retail — 3.3%
Amazon.com, Inc.(1)(2)	75,015	$ 17,951,089
		$ 17,951,089
Building Products — 0.3%
Trane Technologies PLC	4,310	$ 1,812,700
		$ 1,812,700
Capital Markets — 1.8%
Charles Schwab Corp.	39,730	$ 4,128,741
London Stock Exchange Group PLC	19,123	2,133,019
State Street Corp.	27,131	3,550,363
		$ 9,812,123
Security	Shares	Value
Chemicals — 0.9%
Sika AG	24,299	$ 4,662,747
		$ 4,662,747
Consumer Finance — 0.6%
Capital One Financial Corp.	16,025	$ 3,508,353
		$ 3,508,353
Consumer Staples Distribution & Retail — 0.8%
U.S. Foods Holding Corp.(1)(2)	48,924	$ 4,091,025
		$ 4,091,025
Electric Utilities — 3.7%
Enel SpA	394,456	$ 4,358,166
Iberdrola SA	167,120	3,757,316
NextEra Energy, Inc.	71,479	6,283,004
SSE PLC	166,028	5,518,348
		$ 19,916,834
Electrical Equipment — 1.8%
AMETEK, Inc.	26,624	$ 5,963,243
Schneider Electric SE	12,782	3,664,623
		$ 9,627,866
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	11,419	$ 1,443,247
Halma PLC	66,407	3,225,294
Keyence Corp.	9,748	3,576,155
		$ 8,244,696
Energy Equipment & Services — 1.3%
Baker Hughes Co.	64,417	$ 3,609,929
SLB Ltd.	67,750	3,277,745
		$ 6,887,674
Entertainment — 1.1%
Walt Disney Co.	52,301	$ 5,899,553
		$ 5,899,553
Financial Services — 2.3%
Global Payments, Inc.	35,661	$ 2,558,320
Visa, Inc., Class A	19,531	6,285,662
Voya Financial, Inc.	48,656	3,729,969
		$ 12,573,951

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 1.2%
Nestle SA	67,660	$ 6,456,558
		$ 6,456,558
Gas Utilities — 0.8%
Snam SpA	633,792	$ 4,355,852
		$ 4,355,852
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	33,745	$ 3,688,328
Boston Scientific Corp.(1)(2)	37,007	3,461,265
Coloplast AS, Class B	22,281	1,899,343
Intuitive Surgical, Inc.(2)	7,966	4,016,617
Medline, Inc., Class A(2)	2,645	116,909
Siemens Healthineers AG(3)	128,138	6,395,811
Straumann Holding AG	27,338	3,287,933
		$ 22,866,206
Health Care Providers & Services — 0.6%
Amplifon SpA	188,564	$ 3,040,153
		$ 3,040,153
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	111,975	$ 1,930,449
		$ 1,930,449
Hotels, Restaurants & Leisure — 4.4%
Amadeus IT Group SA	40,326	$ 2,703,723
Aramark	149,873	5,768,612
Compass Group PLC	234,056	7,018,271
InterContinental Hotels Group PLC	30,445	4,113,125
Marriott International, Inc., Class A	13,222	4,168,896
		$ 23,772,627
Household Products — 0.9%
Reckitt Benckiser Group PLC	60,297	$ 5,030,519
		$ 5,030,519
Industrial Conglomerates — 1.2%
Siemens AG	20,551	$ 6,213,186
		$ 6,213,186
Insurance — 3.8%
AIA Group Ltd.	344,203	$ 3,971,233
Allstate Corp.	14,741	2,933,312
American International Group, Inc.(1)	71,666	5,366,350
Security	Shares	Value
Insurance (continued)
Prudential PLC	300,149	$ 4,930,021
RenaissanceRe Holdings Ltd.	12,169	3,428,007
		$ 20,628,923
Interactive Media & Services — 6.4%
Alphabet, Inc., Class C(1)	102,601	$ 34,733,516
		$ 34,733,516
Life Sciences Tools & Services — 0.8%
Danaher Corp.	20,015	$ 4,381,083
		$ 4,381,083
Machinery — 2.7%
IDEX Corp.(1)	31,179	$ 6,190,590
Ingersoll Rand, Inc.	38,796	3,339,948
Parker-Hannifin Corp.	5,426	5,077,868
		$ 14,608,406
Metals & Mining — 1.1%
Anglo American PLC	67,820	$ 3,144,664
Rio Tinto Ltd.	25,300	2,635,875
		$ 5,780,539
Multi-Utilities — 0.3%
CMS Energy Corp.	19,575	$ 1,399,417
		$ 1,399,417
Oil, Gas & Consumable Fuels — 4.1%
EOG Resources, Inc.	38,276	$ 4,291,888
EQT Corp.(1)	71,210	4,110,953
Exxon Mobil Corp.	45,518	6,436,245
Repsol SA	356,415	7,021,765
		$ 21,860,851
Personal Care Products — 0.7%
L'Oreal Prime De Fidelite(2)	3,480	$ 1,598,848
L'Oreal SA	4,319	1,984,317
		$ 3,583,165
Pharmaceuticals — 4.9%
AstraZeneca PLC	51,231	$ 9,545,059
Eli Lilly & Co.	7,225	7,493,409
Novartis AG	15,796	2,343,649

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Roche Holding AG Genussscheine	5,247	$ 2,386,018
Zoetis, Inc.	39,158	4,887,701
		$ 26,655,836
Professional Services — 2.4%
Intertek Group PLC	36,681	$ 2,250,293
Recruit Holdings Co. Ltd.	79,358	4,180,085
RELX PLC	151,608	5,374,809
Verisk Analytics, Inc.	5,713	1,242,349
		$ 13,047,536
Residential REITs — 1.2%
Equity LifeStyle Properties, Inc.	42,322	$ 2,673,481
Invitation Homes, Inc.	150,444	4,021,368
		$ 6,694,849
Semiconductors & Semiconductor Equipment — 17.3%
ASML Holding NV	9,097	$ 13,044,236
Broadcom, Inc.(1)	24,790	8,212,927
Infineon Technologies AG	81,106	3,964,663
Microchip Technology, Inc.	80,297	6,096,148
Micron Technology, Inc.	55,102	22,860,718
NVIDIA Corp.(1)	143,138	27,357,966
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,544	4,807,665
Tokyo Electron Ltd.	26,659	7,103,526
		$ 93,447,849
Software — 4.1%
Intuit, Inc.	6,414	$ 3,200,073
Microsoft Corp.(1)	43,724	18,814,000
		$ 22,014,073
Specialty Retail — 0.6%
TJX Cos., Inc.	21,619	$ 3,238,742
		$ 3,238,742
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	48,430	$ 12,566,616
		$ 12,566,616
Textiles, Apparel & Luxury Goods — 1.5%
Cie Financiere Richemont SA, Class A	20,700	$ 4,018,067
LVMH Moet Hennessy Louis Vuitton SE	6,028	3,890,497
		$ 7,908,564
Security	Shares	Value
Trading Companies & Distributors — 0.5%
IMCD NV	27,292	$ 2,551,049
		$ 2,551,049
Total Common Stocks (identified cost $339,814,480)		$ 544,110,866

Corporate Bonds — 16.2%
Security	Principal Amount (000's omitted)	Value
Banks — 10.0%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(4)(5)	$1,400	$ 1,421,241
9.375% to 3/19/29(4)(5)	800	897,421
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	600	648,114
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	1,480	1,530,780
7.625% to 1/10/28(3)(4)(5)	380	391,288
8.375% to 5/20/31(3)(4)(5)	375	397,594
Banco Santander SA, 9.625% to 5/21/33(4)(5)	2,200	2,656,221
Bank of America Corp., Series TT, 6.125% to 4/27/27(4)(5)	292	295,928
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	2,723	2,897,209
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(5)	2,697	2,889,779
Barclays PLC:
8.00% to 3/15/29(4)(5)	450	481,317
9.625% to 12/15/29(4)(5)	1,500	1,706,712
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(3)(5)	400	444,925
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	462	431,273
7.75% to 8/16/29(3)(4)(5)	945	1,004,245
8.00% to 3/1/31(3)(4)(5)	670	732,043
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(5)	1,865	1,938,908
Citigroup, Inc.:
6.625% to 2/15/31(4)(5)	960	977,879
6.875% to 8/15/30(4)(5)	475	485,567
6.95% to 2/15/30(4)(5)	1,440	1,484,191
CoBank ACB, 7.25% to 7/1/29(4)(5)	925	950,046
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	1,425	1,449,614
ING Groep NV, 8.00% to 5/16/30(4)(5)(6)	1,720	1,869,780
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	2,904	2,902,927

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
NatWest Group PLC:
4.60% to 6/28/31(4)(5)	$371	$ 345,130
8.125% to 11/10/33(4)(5)	1,030	1,164,667
Nordea Bank Abp, 6.75% to 11/10/33(3)(4)(5)	1,860	1,911,900
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(4)(5)	925	939,869
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(5)	475	472,906
7.50% to 5/2/29, 5/2/84(5)	1,790	1,885,745
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	2,031	1,975,945
10.00% to 11/14/28(3)(4)(5)	550	612,410
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	920	964,390
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	1,425	1,472,645
Svenska Handelsbanken AB, 4.75% to 3/1/31(4)(5)(6)	1,000	957,440
Swedbank AB, 7.75% to 3/17/30(4)(5)(6)	1,800	1,949,400
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	2,940	3,081,778
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	1,239	1,247,763
UBS Group AG:
6.85% to 9/10/29(3)(4)(5)	1,750	1,788,199
9.25% to 11/13/33(3)(4)(5)	1,080	1,263,659
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	974	973,417
		$ 53,892,265
Capital Markets — 0.5%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(4)(5)	$2,780	$ 2,609,837
		$ 2,609,837
Construction Materials — 0.2%
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$883	$ 926,929
		$ 926,929
Diversified Financial Services — 1.0%
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	$2,651	$ 2,621,123
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(5)	950	944,141
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(4)(5)	373	370,258
Series W, 7.50% to 2/10/29(4)(5)	975	1,032,099
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(5)	$500	$ 524,600
		$ 5,492,221
Electric Utilities — 1.0%
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(5)	$475	$ 475,197
Dominion Energy, Inc.:
6.00% to 11/15/30, 2/15/56(5)	225	227,517
Series C, 4.35% to 1/15/27(4)(5)	700	695,343
Duke Energy Corp., 6.45% to 6/3/34, 9/1/54(5)	940	983,915
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	970	977,087
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(5)	929	959,928
Sempra, 4.125% to 1/1/27, 4/1/52(5)	975	966,622
		$ 5,285,609
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(4)(5)	$566	$ 562,859
		$ 562,859
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(3)(4)	$2,085	$ 2,092,721
		$ 2,092,721
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$1,439	$ 1,429,461
		$ 1,429,461
Insurance — 1.5%
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(5)	$200	$ 202,129
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(5)	810	810,065
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(5)	1,409	1,484,897
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(3)(5)	1,817	1,879,539
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	2,897	2,867,711
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(3)(5)	875	936,758
		$ 8,181,099

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oil and Gas — 0.2%
BP Capital Markets PLC, 6.125% to 3/18/35(4)(5)	$1,375	$ 1,415,113
		$ 1,415,113
Pipelines — 0.4%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	$2,218	$ 2,377,579
		$ 2,377,579
Telecommunications — 0.6%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(5)	$1,350	$ 1,399,576
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(5)	1,920	1,940,535
7.00% to 7/15/35, 10/15/55(5)	10	10,463
		$ 3,350,574
Total Corporate Bonds (identified cost $83,794,121)		$ 87,616,267

Preferred Stocks — 1.4%
Security	Shares	Value
Banks — 0.3%
Citigroup, Inc., Series II, 6.25%(2)(7)	20,000	$ 501,800
Citizens Financial Group, Inc., Series H, 7.375%	6,337	166,346
KeyCorp, Series H, 6.20% to 12/15/27(5)	38,989	987,202
		$ 1,655,348
Capital Markets — 0.3%
Affiliated Managers Group, Inc., 4.75%	86,433	$ 1,509,120
		$ 1,509,120
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc., 7.25%	28,000	$ 690,760
		$ 690,760
Insurance — 0.4%
American National Group, Inc., 7.375%	35,700	$ 894,642
Aspen Insurance Holdings Ltd., 7.00%	57,200	1,411,124
		$ 2,305,766
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	46,966	$ 1,181,195
		$ 1,181,195
Total Preferred Stocks (identified cost $7,689,613)		$ 7,342,189

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(2)(8)	$449,273	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(9)	1,276,176	$ 1,276,176
Total Short-Term Investments (identified cost $1,276,176)		$ 1,276,176
Total Investments — 118.8%(10) (identified cost $432,574,390)		$ 640,345,498
Other Assets, Less Liabilities — (18.8)%		$(101,188,610)
Net Assets — 100.0%		$ 539,156,888
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2026 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2026 was $92,836,036 and the total market value of the collateral received by State Street Bank and Trust Company was $95,071,492 comprised of cash.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $30,852,967 or 5.7% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $4,776,620 or 0.9% of the Fund's net assets.
(7)	When-issued security.
(8)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	56.8%	$363,839,967
United Kingdom	10.5	67,191,366
France	5.1	32,893,454
Spain	4.1	26,400,546
Canada	3.6	22,935,927
Netherlands	2.7	17,465,065
Japan	2.7	17,269,169
Germany	2.6	16,573,660
Switzerland	2.3	15,020,605
Italy	1.8	11,754,171
Hong Kong	1.4	8,901,254
Mexico	1.1	7,354,469
Australia	1.1	6,870,562
Bermuda	0.8	4,839,131
Taiwan	0.8	4,807,665
Belgium	0.5	3,324,056
South Africa	0.5	3,144,664
Sweden	0.5	2,906,840
India	0.4	2,393,570
Finland	0.3	1,911,900
Denmark	0.3	1,899,343
Chile	0.1	648,114
Total Investments	100.0%	$640,345,498

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	78	Long	3/20/26	$ 27,166,425	$ (59,886)
STOXX Europe 600 Index	(765)	Short	3/20/26	(27,688,906)	(105,559)
					$(165,445)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2026, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,276,176, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,986,784	$38,956,005	$(42,666,613)	$ —	$ —	$1,276,176	$33,265	1,276,176
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 40,633,069	$ —	$ —	$ 40,633,069
Consumer Discretionary	31,127,339	21,743,683	—	52,871,022
Consumer Staples	4,091,025	18,343,830	—	22,434,855
Energy	21,726,760	7,021,765	—	28,748,525
Financials	48,000,917	48,667,014	—	96,667,931
Health Care	28,045,312	33,132,653	—	61,177,965
Industrials	23,626,698	36,936,880	—	60,563,578
Information Technology	105,359,360	30,913,874	—	136,273,234
Materials	—	10,443,286	—	10,443,286
Real Estate	8,625,298	—	—	8,625,298
Utilities	7,682,421	17,989,682	—	25,672,103
Total Common Stocks	$318,918,199	$225,192,667**	$ —	$544,110,866
Corporate Bonds	$ —	$ 87,616,267	$ —	$ 87,616,267
Preferred Stocks:
Communication Services	1,181,195	—	—	1,181,195
Financials	5,470,234	—	—	5,470,234
Utilities	690,760	—	—	690,760
Total Preferred Stocks	$ 7,342,189	$ —	$ —	$ 7,342,189
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	1,276,176	—	—	1,276,176
Total Investments	$327,536,564	$312,808,934	$ 0	$640,345,498
Liability Description
Futures Contracts	$ (165,445)	$ —	$ —	$ (165,445)
Total	$ (165,445)	$ —	$ —	$ (165,445)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.